Other Liabilities (Details) - Schedule of Other Liabilities - Other Liabilities [Member] - BRL (R$) R$ in Thousands		Jun. 30, 2023	Jun. 30, 2022
Other Liabilities (Details) - Schedule of Other Liabilities [Line Items]
Accounts payable for acquisition of Serra Grande Farm			R$ 8,159
Variable consideration for acquisition of Agrifirma	[1]	13,681	33,089
Fazenda Panamby	[2]	142,985
Total acquisitions payable		156,666	41,248
Current		156,666	28,846
Non-current			R$ 12,402

[1]	The consideration transferred in exchange for control of Agrifirma was divided into three classes, classified in the financial statement in accordance with their characteristics. Restricted shares and warrants, given their variation factor, are registered under liabilities and measured at fair value through profit or loss (Note 25).
[2]	The second installment for the acquisition of the Panamby Farm is scheduled for August 21, 2023. The Company recorded this obligation at present value and the difference from the nominal value will be booked as financial result during the term of maturity.